Property, Plant and Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, plant and equipment
11.	Property, plant and equipment

	Assets under construction	Plant and machinery	Office and other equipment	Right of use assets	Total
2024	€’000	€’000	€’000	€’000	€’000
Cost
At January 1, 2024	14,726	5,846	422	11,984	32,978
Revaluation	-			455	455
Additions during the year	-	1,260	6	284	1,550
Disposal	-	-	-	(28)	(28)
Transfer to inventory
Derecognition on deconsolidation	(14,726)	(5,856)	(420)	(12,227)	(33,229)
At December 31, 2024	-	1,250	8	468	1,726

Depreciation
At January 1, 2024	(3,317)	(2,985)	(185)	(1,715)	(8,202)
Charge for year	-	(1,887)	(96)	(919)	(2,902)
Impairment charge	-	-	-	-	-
Derecognition on deconsolidation	3,317	3,663	278	2,427	9,685
At December 31, 2024	-	(1,209)	(3)	(207)	(1,419)

Net book values
At January 1, 2024	11,409	2,861	237	10,269	24,776
At December 31, 2024	-	41	5	261	307
	Assets under construction	Plant and machinery	Office and other equipment	Right of use assets	Total
2023	€’000	€’000	€’000	€’000	€’000
Cost
At January 1, 2023	15,106	1,337	389	8,762	25,594
Additions during the year	8,314	243	33	3,072	11,662
Reclassification	(4,266)	4,266	-	150	150
Reclassification to assets held for sale	(3,957)	-	-	-	(3,957)
Transfer to inventory	(161)	-	-	-	(161)
Disposals	(310)	-	-	-	(310)
At December 31, 2023	14,726	5,846	422	11,984	32,978

Depreciation
At January 1, 2023	(2,324)	(1,148)	(84)	(765)	(4,321)
Charge for year	-	(472)	(101)	(950)	(1,523)
Impairment charge	(4,117)	(1,365)	-	-	(5,482)
Reclassification to assets held for sale	3,124	-	-	-	3,124
At December 31, 2023	(3,317)	(2,985)	(185)	(1,715)	(8,202)

Net book values
At December 31, 2023	11,409	2,861	237	10,269	24,776
At December 31, 2022	11,785	1,186	305	7,997	21,273